Financial assets, liabilities and financial results (telecom activities) - Bonds - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	May 11, 2021
Disclosure of detailed information about borrowings [line items]
Notional amount redeemed	€ 602
Initial nominal value		€ 500
Interest rate (as a percent)		1.375%
Bonds maturing June 27, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	€ 517
Interest rate (as a percent)	0.375%